Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Current
Cash and cash equivalents	$ 1,527	$ 1,791
Short-term investments	247	330
Accounts receivable, net	3,062	3,955
Other receivables	496	324
Inventories	1,027	618
Income taxes receivable	135
Other current assets	365	241
Deferred income tax asset	197	229
Total current assets	7,056	7,488
Long-term investments	337	577
Property, plant and equipment, net	2,748	2,504
Goodwill	304	508
Intangible assets, net	3,286	1,798
Total Assets	13,731	12,875
Current
Accounts payable	744	832
Accrued liabilities	2,382	2,511
Income taxes payable		179
Deferred revenue	263	108
Total current liabilities	3,389	3,630
Deferred income tax liability	232	276
Income taxes payable	10	31
Total liabilities	3,631	3,937
Commitments and contingencies
Capital stock and additional paid-in capital
Preferred shares, authorized unlimited number of non-voting, cumulative, redeemable and retractable.
Common shares, authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares issued - 524,159,844 voting common shares (February 26, 2011 - 523,868,644)	2,446	2,359
Treasury stock March 3, 2012 - 8,711,010 (February 26, 2011 - 2,752,890)	(299)	(160)
Retained earnings	7,913	6,749
Accumulated other comprehensive income (loss)	40	(10)
Total shareholders' equity	10,100	8,938
Total liabilities and shareholders' equity	$ 13,731	$ 12,875